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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:    Liberty Asset Management
   Address: One Financial Center
            Boston, MA 02111

Form 13F File Number: 28-10483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alpesh Rathod
Title: Chief Compliance Officer
Phone: 646-313-8680

Signature, Place, and Date of Signing:


/s/ Alpesh Rathod   New York, New York   April 22, 2005
-----------------   ------------------   --------------
[Signature]            [City, State]         [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number   Name

01          28-5580          Mastrapasqua Asset Management
02          28-05690         Matrix Asset Advisors, Inc.
03          28-1585          William Blair and Co., L.L.C.
04          28-00620         TCW Investment Management Co.
05          28-03579         Schneider Capital Management Corp.
06          28-7168          M.A. Weatherbie and Co., Inc.
07          28-03791         Pzena Investment Management